Transactions with Related Parties (Table) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Related Party Transaction [Line Items]
Charter hire commissions	$ 2,180,754	$ 4,225,049
Management fees - related party
Total Management fees	2,989,520	3,789,819
Allseas Marine SA
Related Party Transaction [Line Items]
Charter hire commissions	480,707	918,371
Vessel sale & purchase commissions	0	1,951,028
Total Allseas commissions	480,707	2,869,399
Included in Vessel operating expenses
Superintendent fees	277,559	213,259
Included in Dry-docking expenses
Superintendent fees	0	81,622
Management fees - related party
Management fees	2,496,622	3,151,146
Legal, accounting and finance fees	492,898	390,257
Loretto agreement	0	248,416
Total Management fees	2,989,520	3,789,819
Included in General and Administrative expenses
Administrative Fees	26,422	25,332
Executive services agreement	$ 2,412,021	$ 2,658,013